Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
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Cash and cash equivalents
8.	Cash and cash equivalents

	2018	2017
Checking and saving accounts	$121,799	$208,440
Time deposits of no more than ninety days	34,000	30,000
Cash on hand	359	352

	$156,158	$238,792

As of December 31, 2018 and 2017, the Company’s cash and cash equivalents are free of restriction or charges that could limit its availability.

Time deposits earned interest based on rates determined by the banks in which the instruments are held, ranging between 2.45% and 2.90% for U.S. dollars investments until December 2018 (2017: between 1.49% and 1.58% for U.S. dollars investments).